EQUITY (Details Narrative) - $ / shares	5 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding		87,777,553		87,187,289
Preferred shares issued		0		0
Preferred shares outstanding		0		0
Successors [Member] | NPS Holdings Limited [Member] | Mr Abdulaziz Mubarak Al Dolaimiand Mr Fahad Abdulla Bindekhayel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary share price per shares		$ 1
Number of convertible shares issued		37,000,000
Predecessors [Member] | NPS Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends paid per share	$ 0.13		$ 0.05
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding		35,540,380
Previously unregistered warrants		12,618,680
Public Warrants [Member] | Successors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding		35,540,380		35,540,380	35,540,380
Private Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary share price per shares		$ 5.75
Warrants and Rights Outstanding, Maturity Date		Jun. 06, 2023
Warrants and Rights Outstanding, Term		5 years